INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Government grants (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Current	$ 2,110	$ 17,695	$ 60,829
Non-current	8,098	15,532	57,716
Government grants	$ 10,208	$ 33,227	$ 118,545	$ 155,919	$ 152,792